Summary of Status of Restricted Stock Units and Changes (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Number of Nonvested Stock Units
Nonvested at beginning period	11,164
Restricted stock units granted	1,461
Restricted stock units vested	(5,316)
Restricted stock units forfeited	(291)
Nonvested at ending period	7,018
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 1.99
Restricted stock units granted	$ 4.55
Restricted stock units vested	$ 1.75
Restricted stock units forfeited	$ 2.47
Nonvested at ending period	$ 2.68
Weighted Average Remaining Recognition Period (Years)
Nonvested at beginning period	9 months 29 days